PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
Less: accumulated depreciation and amortization	$ (26,150)	$ (12,932)
Property and equipment, net	40,616	35,613
Depreciation and amortization expenses	15,308	8,109	3,551
Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	5,800	4,782
Furniture, fixtures and equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	21,603	15,922
Motor vehicles
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,146	1,571
Leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 37,217	$ 26,270